Investment Strategy	Sep. 30, 2025
AXS Adaptive Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in equity-linked call options or swaps that provide exposure to the ProfitScore Capital Management, Inc. (“ProfitScore”) trading program (the “Trading Program”), which is designed to produce the returns of the ProfitScore Regime-Adaptive Long/Short Equity Index (the “Index”). The Index provides varying long and short exposure to U.S. equities and cash equivalents, in an effort to offer risk-adjusted performance greater than that of a portfolio equally distributed across U.S. equities and cash equivalents. Determining Index exposure and allocation is performed in two steps: first, determination of the market environment for U.S. equities (i.e., low volatility or high volatility), and second, capturing the short-term price changes (up and/or down) observed in the respective asset classes (i.e., U.S. equities and cash equivalents) that the Index tracks. Because the Fund cannot invest in the Index directly, the Fund utilizes options and/or swaps to generate returns that correspond directly to the returns of the Trading Program and, indirectly, the Index.

The Trading Program’s (and therefore the Index’s) investment strategy is based on the concept that equity market efficiency is negatively correlated with volatility. When volatility increases, market efficiency declines, and vice versa. The volatility state of the market determines alpha/beta opportunities. Historically, U.S. equity markets experience low levels of volatility approximately 55% of the time. Low volatility periods are commonly known as bull markets, when longer-term uptrends and the majority of market gains occur. The Index’s U.S. equity exposure will attempt to systematically capture beta, which is the return generated from a portfolio that can be attributable to the overall market returns, during low volatility regimes. When volatility is elevated, the Index will adjust its U.S. equity exposure in an attempt to generate alpha, which is a measure of the amount that an investment has returned in comparison to the market or benchmark. The overall goal of the Index is to minimize the effect of U.S. equity volatility on the Index while generating gains in bull or bear markets.

The options and swaps in which the Fund intends to invest are designed to produce returns similar to the Index. The Fund does not invest more than 25% of its net assets with any one option counterparty or swap contract counterparty, subject to compliance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s advisor allocates the Fund’s assets not invested in options or swaps or used as collateral for such investments in U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, and/or other fixed income securities that are rated investment grade by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or are of comparable quality at time or purchase, to generate income. The Fund may invest directly or indirectly in fixed income securities of any maturity. The Fund may also invest in exchange-traded funds (“ETFs”) or money market funds in order to generate income.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes the Fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

AXS Dynamic Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in domestic and foreign (including emerging markets) equity securities of any market capitalization. The Fund may also take long or short positions in index exchange traded funds (“ETFs”) to hedge the Fund’s equity portfolio.

The Fund’s advisor, AXS Investments, LLC (the “Advisor”), selects equity securities for the Fund that are experiencing meaningful breakouts. A “breakout” is a significant movement that involves a combination of price and trading volume in a given security. The Advisor further screens these breakout candidates to ensure they meet certain fundamental and technical criteria as determined by the Advisor such as earnings per share growth, revenue growth, and upward revisions of estimates and profitability of the issuers of the securities. The Advisor intends to sell a security when its price drops a certain percentage from its purchase price (“stop-loss”), or if the price drops below a key technical level (such as the 50-day moving price average for the security) in combination with a rise in trading volume. The Fund has no set holding period for any security and actively trades its portfolio investments, which may result in a high portfolio turnover rate.

The Fund’s investment strategies for short positions can include: (1) selling short an ETF or other security that tracks a broad or narrow market index, in hopes of buying the security at a future date at a lower price; (2) selling short common stocks; (3) buying a put option on an ETF or other security that tracks a broad or narrow market index; (4) buying an ETF or other security that is designed to appreciate in value when the value of a broad or narrow market index declines; (5) selling a covered call option on a security that the Fund owns for the duration of the option period; and (6) holding a short position in an ETF or other security that tracks a broad or narrow market index and adding to the Fund’s long positions in particular stocks by a corresponding amount.

The use of short positions or “hedges” is designed to adjust the overall net exposure of the portfolio to limit the Fund’s downside exposure to declines in the overall market. A fund’s net exposure is the percentage of assets invested in long positions minus the percentage of assets invested in short positions (“hedges”). The net long exposure of the Fund can fluctuate anywhere between 0% long and 100% long. For example, if the Fund is 50% invested in long positions while simultaneously being 50% invested in hedges, the net long exposure would equal zero percent. The Advisor monitors numerous broad market indexes and several key moving averages and intends to close short positions as select market indexes rise above certain moving averages as identified by the Advisor.

AXS Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in U.S. and non-U.S. securities and investment instruments including, but not limited to, equity securities, debt securities, and derivatives. The Fund’s allocation to these various security types and asset classes will vary over time in response to changing market opportunities with the goal of maximizing current income. The Fund may invest without limit in foreign securities, and up to 50% of the Fund’s net assets may be invested in the securities of issuers located in emerging markets.

Emerging markets are those countries that are considered to be emerging markets or developing economies by the World Bank or the International Finance Corporation or are included in any of Morgan Stanley Capital International (MSCI) emerging market indices.

The Fund may invest without limit in equity securities of issuers of any market capitalization, and the Fund will generally invest in the equity securities of real estate investment trusts (“REITs”) and registered investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in the equity securities of master limited partnerships (“MLPs”). The types of equity securities in which the Fund will generally invest include common stock, preferred stock, rights, warrants, and depositary receipts. The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund generally invests in dividend paying stocks. The Fund may invest up to 25% of its net assets in initial public offerings (“IPOs”).

The Fund generally invests at least 50% of its net assets in REITs. As a result of its investments in REITs, the Fund is concentrated in the real estate industry.

The Fund may invest without limit in debt securities, provided that no more than 30% of its net assets are invested in debt securities rated below investment grade (known as “junk bonds”). The types of debt securities in which the Fund may invest generally include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including “sub-prime” mortgages), asset-backed securities, exchange-traded notes (“ETNs”), floating rate loans, convertible securities, inflation-linked debt securities and subordinated debt securities. The Fund invests in debt securities of any duration and with a broad range of maturities, and the Fund’s investments may have fixed or variable principal payments.

The Fund may also invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.

The Fund may invest up to 85% of its net assets in derivatives, including options, futures (such as bond, index, interest rate and currency futures, but excluding commodities futures) and swaps (such as credit-default swaps, interest rate swaps and total return swaps). These derivative instruments may be used for investment purposes; to modify or hedge the Fund’s exposure to a particular investment or market related risk; to manage the volatility of the Fund; to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; and as a substitute for purchasing or selling securities.

The Fund may utilize leverage (by borrowing against a line of credit for investment purposes) equal to up to one-third of the value of its assets as part of the portfolio management process. The Fund may also sell securities short with respect to 100% of its net assets and may lend its portfolio securities to generate additional income. A short sale is the sale by the Fund of a security that it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

From time to time, the Fund may have a significant portion of its assets in one or more market sectors. In pursuing its investment objectives, the Fund may engage in frequent trading.

The Advisor may sell all or a portion of a position in the Fund’s portfolio when, in its opinion, one or more of the following occurs, among other reasons: (1) the security or instrument has achieved its investment expectations; (2) the Advisor identifies more attractive investment opportunities for the Fund; or (3) the Fund requires cash to meet redemption requests.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund may invest without limit in foreign securities, and up to 50% of the Fund’s net assets may be invested in the securities of issuers located in emerging markets.
AXS Tactical Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in income-oriented exchange traded funds (“ETFs”) that invest in (i) bonds, bank loans, floating rate bonds and debt and municipal debt issued by domestic, foreign and emerging market issuers; (ii) obligations issued or guaranteed by the United States government, its agencies or instrumentalities, including U.S. treasuries (with an average duration of 1-20 years); and (iii) cash and cash equivalents (including money market funds). The ETFs’ investments can include high-yield instruments (“junk bonds”). The Fund may also invest in these types of securities directly. The Fund considers emerging market issues to be those of countries represented in the MSCI Emerging Markets Index.

The Fund’s advisor, AXS Investments LLC (the “Advisor”), uses a proprietary tactical allocation model to invest the Fund’s assets in cash investments when market conditions become unfavorable. The Fund invests directly or indirectly in securities of any maturity, duration or credit quality when the model determines that the market for those securities is stable or trending upwards and either Treasuries or cash and cash equivalents when the model determines that the market for those securities is trending downwards. By tactically allocating its investments among the securities described above, the Fund seeks to reduce its exposure to declines in the market, thereby potentially limiting portfolio volatility in down-trending markets. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if a bond has a duration of five years, a 1% rise in rates would result in a 5% decline in share price. If a bond has a duration of ten years, a 1% rise in interest rates would result in a 10% decline in share price. Maturity is the date on which a stock issuer must repay the original principal borrowed from a shareholder. For example, if a security has a maturity of five years, the issuer will pay the investor the face value of the security five years after its purchase.

The Advisor’s model considers macro market data and other market-based inputs and metrics to identify market trends. When making investment decisions for the Fund, the portfolio managers consider both the outputs of the model as well as an assessment of current market conditions, the average credit quality of the portfolio, the average duration of the portfolio and other factors. When the Fund is invested in high yield instruments, the portfolio managers consider the net returns of those high yield instruments relative to the risk they pose.

The Fund may also use options such as covered calls or protective puts on positions to reduce risk.

AXS FTSE Venture Capital Return Tracker Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of the FTSE Venture Capital Index (the “Underlying Index”). The Underlying Index seeks to replicate the aggregate gross performance of U.S. venture capital-backed companies by exclusively holding publicly listed assets. These publicly listed assets may be companies of any market capitalization; however, it generally focuses on companies with large capitalizations. The Fund does not invest in venture capital funds or start-up companies.

In seeking to track the Underlying Index, the Fund invests in publicly-traded equity securities that are either components of the Underlying Index or are determined by the Fund’s investment advisor to have substantially similar risk and return characteristics, in the aggregate, as the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the component publicly listed assets included in the Underlying Index. This policy is not fundamental and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

The Fund also invests in total return swaps designed to provide exposure to the characteristics of venture capital-backed companies. Swaps, which are a type of derivative, will create economic leverage in the Fund’s portfolio. Leverage may magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with the assets held by the Fund resulting in increased volatility in the value of the Fund’s portfolio The Fund’s investments in swaps are subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) Act and related guidance from the Securities and Exchange Commission (“SEC”). To comply with SEC guidance, the Fund generally will be required to segregate or earmark liquid assets or enter into offsetting positions to cover its current obligation with respect to any swap. The Fund also may invest in other investment companies, including ETFs, to gain exposure to the returns of the Underlying Index.

To the extent the Underlying Index is concentrated in a particular industry, the Fund’s investment exposure will necessarily be concentrated in that industry. Currently, the Underlying Index has significant exposure to industries within the technology sector.

The Fund is a “commodity pool” under the Commodity Exchange Act (“CEA”), and the Advisor is a “commodity pool operator” registered with and regulated by the Commodities Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and SEC harmonized regulations.

The Fund’s investment strategy typically results in an annual portfolio turnover rate in excess of 100% of the average value of the Fund’s portfolio.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the component publicly listed assets included in the Underlying Index.